Accounts payable and accrued expenses: (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued expenses:
Schedule of accounts payable and accrued expenses

		December 31,
	2020		2021
Suppliers	Ps.	353,885	Ps.	290,687
Taxes payable		57,174		311,847
Use rights of assets under concession		5,070		337,087
Accounts payable to related parties (Note 14.1)		53,598		127,901
Lease payable (Note 7.1)		17,236		24,510
Salaries payable		128,105		166,089
Sundry creditors for services provided		639,726		959,376
Accounts payable to contractors		343,610		271,462
Total	Ps.	1,598,404	Ps.	2,488,959